Related Party Transactions - Schedule of Loan to Related Parties (Detail) - 12 months ended Dec. 31, 2024 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
Disclosure of transactions between related parties [abstract]
Loan to related parties	$ 29,960	$ 914